Finance Income and Finance Expenses - Summary of Finance Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expenses and other finance expenses:
Interest expenses and other costs relating to bonds	€ 1,100	€ 1,162	€ 1,621
Interest expenses to banks	113	117	128
Interest expenses to others	250	246	264
Interest expenses	1,463	1,525	2,013
Commissions	91	95	140
Exchange losses	759	467	1,158
Charges from fair value hedge derivatives		1	12
Reversal of the Reserve for cash flow hedge derivatives to the income statement (interest rate component)	489	548	820
Charges from non-hedgingderivatives	22	64	75
Miscellaneous finance expenses	256	221	360
Interest expenses and other finance expenses	3,080	2,921	4,578
Negative fair value adjustments to:
Fair value hedge derivatives	87	178	33
Underlying financial assets and liabilities of fair value hedges derivatives		45	117
Non hedging derivatives	136	306	553
Negative fair value adjustments to	223	529	703
Impairment losses on financial assets other than investments	0	0	0
Total	3,303	3,450	5,281
of which, included in the supplementary disclosure on financial instruments	€ 1,606	€ 1,903	€ 2,788